Apr. 14, 2016
VIRTUS GROWTH & INCOME FUND
Virtus Growth & Income Fund

Virtus Growth & Income Fund, Virtus Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated July 29, 2015

Important Notice to Investors

Virtus Growth & Income Fund

The disclosure under “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by adding the following:

>Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding a row entitled “Portfolio Turnover” and inserting an “X” in that row to indicate that this risk applies to the fund.

Additionally, the following disclosure is added to this section:

Portfolio Turnover

A fund’s investment strategy may result in frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.

Investors should retain this supplement with the

SAI for future reference.